ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
Employee payroll and welfare payables	$ 16,344	$ 16,815
Comprising:
Current	12,914	10,366
Non-current	9,355	8,186
Total	22,269	18,552
Echo Lane
Comprising:
Total	1,330	1,875
Besure Business
Comprising:
Total		1,000
Beans Business
Comprising:
Total	1,677	1,572
NouvEON
Comprising:
Total	7,701	7,705
Shanghai HURO
Comprising:
Total	4,386	4,917
Glory
Comprising:
Total	6,036
Others
Comprising:
Total	$ 1,139	$ 1,483